Vessels and other fixed assets, net	6 Months Ended
Jun. 30, 2017
Vessels and Other Fixed Assets, Net [Abstract]
Vessels and other fixed assets, net:
5.      Vessels and other fixed assets, net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2016	June 30, 2017
Cost
Vessels	$2,037,737	$2,165,892
Other fixed assets	1,898	1,984
Total cost	2,039,635	2,167,876
Accumulated depreciation	(332,426)	(370,933)
Vessels and other fixed assets, net	$1,707,209	$1,796,943

Vessels acquired / disposed of during the six-month period ended June 30, 2016
Delivery of newbuilding vessels:
(i)      On January 6, 2016, the Company took delivery of the vessel Star Lutas (ex-HN NE 197).  The delivery installment of $19,770 was partially financed by $14,813 drawn down under the Sinosure Facility.
(ii)      On January 8, 2016, the Company took delivery of the vessel Kennadi (ex-HN 1080).  The delivery installment of $21,229 was partially financed by $14,478 drawn down under the Sinosure Facility.
(iii)      On February 26, 2016, the Company took delivery of the vessel Star Poseidon (ex-HN NE 198).  The delivery installment of $33,390 was partially financed by $23,400 drawn down under the DNB-SEB-CEXIM $227,500 Facility.
(iv)      On March 2, 2016, the Company took delivery of the vessel Mackenzie (ex-HN 1081).  The delivery installment of $18,221 was partially financed by $12,720 drawn down under the Sinosure Facility.
(v)      On March 11, 2016 and June 6, 2016, the Company took delivery of the vessel Star Marisa (ex-HN 1359), and Star Libra (ex-HN 1372), which are each subject to a bareboat charter agreement with CSSC (Hong Kong) Shipping Company Limited (“CSSC”) that is accounted for in the Company's consolidated financial statements as a capital lease, as further described in the 2016 Annual Report.
Sale of vessels:
In late 2015, the Company entered into various separate agreements with third parties to sell four of its operating vessels (Indomitable, Magnum Opus, Tsu Ebisu and Deep Blue) and five of its newbuilding vessels (Behemoth, Bruno Marks, Jenmark, Star Aries and Star Taurus) upon their delivery from the shipyards. In early 2016, the Company entered into separate agreements with third parties to sell the operating vessel Obelix and the newbuilding vessel Megalodon (ex-HN 5056) upon its delivery from the shipyard.  All of the vessels mentioned above were delivered to their purchasers during the six-month period ended June 30, 2016, and the Company recognized an aggregate net loss on sale of $21.
In addition, in late March 2016, the Company negotiated the sale of Star Michele.  The Memorandum of the Agreement was signed in April 2016 and the vessel was delivered to its buyers in late May 2016.  In connection with this sale, the Company recognized an impairment loss of $5,626, which is reflected within “Impairment loss” in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2016.
Vessels acquired / disposed of during the six-month period ended June 30, 2017
Delivery of newbuilding and secondhand vessels:
(i)      On March 1, 2017, the Company took delivery of the Newcastlemax vessel Star Virgo (ex-HN 1371), which, as further described in the 2016 Annual Report, is financed under a bareboat charter with CSSC, accounted for as a capital lease.
(ii)      On March 28, 2017, the Company took delivery of the Newcastlemax vessel Star Ariadne (ex-HN 1360), which, as further described in the 2016 Annual Report, is financed under a bareboat charter accounted for as a capital lease, from CSSC.
(iii)      On March 2, 2017, the Company entered into agreements to acquire two modern Kamsarmax dry bulk vessels from a third party for $15,150 each. Each of the vessels has a carrying capacity of 81,711 deadweight tons and was built with high specifications at Jiangsu New Yangzijiang in 2013. Star Charis was delivered to the Company on March 22, 2017, and Star Suzanna was delivered to the Company on May 15, 2017. On June 23, 2017, the Company executed a new loan agreement with ABN AMRO Bank N.V. for an aggregate principal amount of $30,844, $16,000 of which was drawn in order to partially finance the two vessels (Note 8).
(iv)      On June 2, 2017, the Company entered into an agreement to acquire Diva, a Supramax vessel with carrying capacity of 56,582 deadweight tons, built at Jiangsu Hantong Ship Heavy Industry co Ltd China in 2011, for a purchase price of $10,500. The vessel was delivered to the Company on July 24, 2017 (Note 16) and replaced the sold vessel Star Eleonora, as a pledged vessel under the DNB $120,000 Facility (Note 8).

Sale of vessels:
On February 9, 2017, the Company entered into an agreement with a third party to sell the vessel Star Eleonora at market terms. The vessel was delivered to its new owner in March 2017, and the resulting loss on sale is separately reflected in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2017.
Capital leases
As of June 30, 2016, the Company was party to six capital leases, for the vessels Idee Fixe, Roberta, Laura, Kaley, Star Marisa and Star Libra. As of June 30, 2017, the Company was party to eight capital leases, for the vessels Idee Fixe, Roberta, Laura, Kaley, Star Marisa, Star Libra, Star Virgo and Star Ariadne. The interest expense on the financial liability related to the Company's capital leases for the six-month periods ended June 30, 2016 and 2017 was $3,016 and $5,805, respectively, and is included within “Interest and finance costs” in the accompanying unaudited interim condensed consolidated statements of operations. As of June 30, 2017, the net book value of the vessels under capital leases was $331,248 with accumulated depreciation of $15,298. The principal payments required to be made after June 30, 2017 for the outstanding capital lease obligations are as follows:
Twelve month periods ending	Amount
June 30, 2018	$22,465
June 30, 2019	29,691
June 30, 2020	32,764
June 30, 2021	32,452
June 30, 2022	32,500
June 30, 2023 and thereafter	163,218
Total capital lease minimum payments	$313,090
Unamortized deferred finance fees	37
Total lease commitments, net	$313,053
Excluding bareboat interest	78,217
Total lease commitments	234,836
Lease commitments - current portion	9,120
Lease commitments - non-current portion	225,716

No events and circumstances were identified that would require an additional impairment since the Company's last impairment test exercise as of December 31, 2016.